LABRADOR MUTUAL FUND
FORM N-1A CROSS REFERENCE SHEET
Pursuant to Rule 481(a)
-----------------------



Item in Part A of Form N-1A               Location in Prospectus
---------------------------               ----------------------

1. Cover Page                             Cover Page

2. Synopsis                               Summary of Fund
                                          Expenses

3. Condensed Financial Information        Not Applicable

4. General Description of                 Cover Page; General
   Registrant                             Information

5. Management of the Fund                 Management Services

5A. Managers Discussion of                Not Applicable
    Fund Performance

6. Capital Stock and Other                General Information
   Securities

7. Purchase of Securities                 How to Buy Shares;
   Being Offered                          Distribution and
                                          Shareholder Servicing
                                          Plan

8. Redemption or Repurchase               How to Redeem Shares

9. Pending Legal Proceedings              Not Applicable


                                          Location In Statement
                                          of
Item in Part B of Form N1-A               Additional Information
---------------------------               -----------------------

10. Cover Page                            Cover Page

11. Table of Contents                     Table of Contents

12. General Information and               General Information;
    History                               General Information
                                          (Prospectus)

13. Investment Objectives,                Investment Objectives,
    Policies and Risks                    Policies and Risks


14. Management of the Registrant          Management

15. Control Persons and Principal         Trustees and Officers
    Holders of Securities                 (Prospectus)

16. Investment Advisory and               Management
    Other Services

17. Brokerage Allocation                  Portfolio Transactions;
                                          Distribution and
                                          Shareholder Servicing
                                          Plan

18. Capital Stock and Other               General Information;
    Securities                            General Information
                                          (Prospectus)

19. Purchase, Redemption and              Redemption of Fund
    Pricing of Securities                 Shares;
    Being offered                         How to Buy Shares
                                          (Prospectus); How to
                                          Redeem Shares
                                          (Prospectus) Valuation

20. Tax Status                            Dividends,
                                          Distributions
                                          and Taxes (Prospectus)

21. Underwriters                          Underwriters

22. Calculation of Performance            Investment Performance
    Data

23. Financial Statements                  Financial Statements

PROSPECTUS

LABRADOR MUTUAL FUND
c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana  46204
October 8, 1998

Labrador Mutual Fund, (the "Trust") which has a similarly named portfolio called the Labrador Mutual Fund (the "Fund") is a mutual fund that invests principally in securities of companies which, in the opinion of the Fund's management, conduct their business in a socially responsible manner. Capital growth and current income are the primary and secondary investment objectives. Investment advisory and management services are provided to the Fund by Labrador Investment Advisors, Inc., (the "Manager"). For a description of the Fund's investment objectives and policies, including the risk factors associated with an investment in the Fund, see "Investment Objectives, Policies And Risks". There can be no assurance that the Fund's investment objectives will be achieved.

This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone number or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS


SUMMARY OF FUND EXPENSES							4

INVESTMENT OBJECTIVES, POLICIES AND RISKS					5

SPECIAL CONSIDERATIONS: TYPES OF COMPANIES SOUGHT FOR INVESTMENT	5

MANAGEMENT SERVICES								9

HOW TO INVEST IN THE FUND							11

AUTOMATIC INVESTMENT PLAN							12

PURCHASES THROUGH PROCESSING ORGANIZATIONS				12

NET ASSET VALUE									13

TAX SHELTERED RETIREMENT PLANS						13

HOW TO REDEEM SHARES								13

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN				15

DIVIDENDS, DISTRIBUTIONS AND TAXES						15

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES			16

GENERAL INFORMATION								18

SHAREHOLDER INQUIRIES								18


SUMMARY OF FUND EXPENSES


Shareholder Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of offering price)None

Redemption Fee (as a percentage of the amount subject to charge)	None***

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

LABRADOR MUTUAL FUND

Management Fee							1.50%

12b-1 Fee**								0.25%

Other Expenses (after reimbursement)*			0.65%
---------------------------------------------------------------------
Total Fund Operating Expenses (after reimbursement)*	2.40%


*	Above Other Expenses for the Fund are estimated for the current fiscal year. The Manager will reduce its fees and/or reimburse the Fund for certain expenses to the extent necessary to limit total annual Fund operating expenses to the amount indicated in the table for the Fund. The Fund is required to reimburse the Manager for any fee waivers or reimbursements during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. Absent the waivers/reimbursements, actual total Fund operating expenses are estimated to be 3.00% (1.25% other expenses). Any possible repayments for fee waivers or reimbursements will be counted to the oldest waivers/reimbursements first. The Manager may terminate these voluntary reductions with 60 days written notice to the Fund, however it intends to maintain the 2.4% expense limit for the current fiscal year. See "Management Fees."

**	Pursuant to the Rules of the National Association of Securities
Dealers, Inc., the aggregate annual distribution fees on shares of the Fund may not exceed 7.25% of total gross sales, subject to certain exclusions.
The 7.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term shareholder of the Fund may pay more in distribution fees than the economic equivalent of 7.25% of such shareholder's investment in such shares.

***	In addition to the expenses noted above, the Fund will charge $15.00 for each wire redemption. See "How to Redeem Shares." For a further description of the various costs and expenses incurred in the Fund's operation, as well as expense reimbursement or waiver arrangements, see "Management Services."


EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 YEAR								$24
3 YEARS								$76

The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. Other Expenses are based on estimated amounts for the current fiscal year.

The amounts listed in the example should not be considered as representative of future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the fund's actual performance will vary and may result in an actual return greater or less than 5%.


INVESTMENT OBJECTIVES, POLICIES AND RISKS


Investment Objectives

The Fund's primary and secondary investment objectives are to provide capital growth and current income. The Fund seeks to adhere to its objectives through the purchase and retention of shares of common stock of companies that, in the opinion of the Fund's management conduct their business in a socially responsible manner. There can be no assurances that the Fund's investment objectives will be achieved.

Special Considerations: Types Of Companies Sought For Investment

To assess whether a company conducts its business in a socially responsible manner, the Fund considers a company's record in the areas of (1) consumer protection and product safety, (2) protection and improvement of the environment and the proper use of natural resources, (3) equal employment opportunity, and (4) occupational health and safety. For example, consistent with its consumer protection screen, the Fund will not purchase shares in a company which manufactures tobacco products, hard liquor, or pornography.
The consumer protection and product safety criteria include a company's record with regard to safety of product, marketing practices, and commitment to quality goods or services. There are few generally accepted measures of achievement with regard to these special considerations. The development of suitable measurement techniques, therefore, will be largely within the discretion and judgment of the management of the Fund. Management does not intend at present to evaluate in depth a company's activities not directly connected with the conduct of its business (such as participation in community improvement projects) or the secondary implications of corporate activities (for example, in examining banks, the business activities of their borrowers will not be evaluated).

The Fund's special considerations tend to limit the availability of investment opportunities more than is customary with other investment companies. Management believes, however, that there are sufficient investment opportunities among companies that meet the Fund's special considerations to permit full investment, if management believes it desirable, in securities that meet the Fund's investment objectives of capital growth and current income.

The Fund's objectives are fundamental and cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The Investment Selection Process

Potential investment portfolio selections, which, in the opinion of the Manager reveal the potential of capital growth and current income (based on traditional investment considerations, including an opinion of the fundamental value of the security and other market factors) are selected by the Manager The Manager then begins a process of searching publicly available information about the company to determine its record in the areas of special consideration to the Fund. The Manager uses commercially available computer data bases, reviews and evaluations published or made available by "watchdog" groups whose interests focus on one or more of the special areas, such as the environment, as applicable. Additional data may be obtained, where practical, from local, state and federal agencies which maintain surveillance in certain areas of interest to the Fund and which provide this data to the public.

If the initial evaluation reveals no negative pattern in the areas of special consideration to the Fund, a company's securities are eligible for purchase.

If it is determined at any stage that purchase or retention of a portfolio security is not consistent with the Fund's special considerations, the security will not be purchased.

If the security has already been purchased, the security will be sold as expeditiously as possible, consistent with the best interests of the Fund. While the Manager will disqualify a company evidencing a pattern of conduct that is inconsistent with the Fund's special standards of social responsibility, the Manager need not disqualify a company on the basis of incidents that, in the Manager's judgment, does not reflect the company's policies and overall current level of adherence to the areas of special consideration of the Fund, as seen in Special Considerations: Types Of Companies Sought For Investment.

Management Policies And Risks

Depending upon market conditions, the Fund attempts to be invested fully in common stocks which meet both traditional investment standards and the Fund's investment criteria described under "Types of Companies Sought for Investment."

To earn additional income on its portfolio, the Fund may sell covered call option contracts on securities it owns to the extent of 20% of the value of its net assets at the time such option contracts are written. The Fund may also sell cash covered put option contracts.

The Fund may allocate up to 5% of its assets for the purchase of exchange listed, equity put and call options. Such options must be on individual securities. A put option gives the Fund, in return for the payment of a premium, the right to sell the underlying security to another party at a fixed price. If the market value of the underlying security declines, the value of the put option would be expected to rise. If the market value of the underlying security remains the same or rises, however, the put option could lose all of its value, resulting in a loss of the cost of the put option premium to the Fund.

A call option gives the Fund, in return for the payment of a premium, the right to purchase the underlying security from another party at a fixed price. If the market value of the underlying security rises, the value of the call option would also be expected to rise. If the market value of the underlying security remains the same or declines, however, the call option could lose all of its value, resulting in a loss of the call option premium to the Fund.

During periods in which management believes adverse trends are occurring in the financial markets or the economy, the Fund may adopt a temporary defensive posture to preserve shareholders' capital by investing in U.S. Government securities, time deposits, bank certificates of deposit and other short-term bank obligations issued in this country as well as those issued in dollar denominations by the foreign branches of U.S. banks, and cash or cash equivalents, without limit as to amount, as long as such investments are made in securities of eligible companies and domestic banks. When the Fund has adopted a temporary defensive posture, the entire portfolio can be so invested. During such periods, the Fund may not achieve its investment objectives.

The Fund may invest in companies with substantial overseas activities, but, at present, management will not examine corporate activities carried on outside the United States.

The Fund does not intend to hold any illiquid securities. In the event it does hold illiquid securities, at no time will that amount exceed 15% of net assets.

A more detailed description of the securities in which the Fund may invest can be found in the Statement of Additional Information.

Year 2000

The Fund's operations depend on the seamless functioning of computer systems in the financial service industry in general, and specifically on the systems used by the Advisor and Unified Fund Services. The Year 2000 issue relates to computer programs that use two digits rather than four to define calendar years. Computer programs may recognize a two-digit reference to the year 2000 (00), as 1900 rather than 2000. This could result in system failures or miscalculations, disrupting the processing of date-related information. If the Fund, the Advisor, Unified Fund Services or their respective computer services suppliers do not adequately address the Year 2000 issue, this issue could create problems in the handling of security trades, pricing and account servicing for the Fund.

The Advisor has made compliance with the Year 2000 Issue a high priority and is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its computer systems. The Advisor has also been informed that appropriate steps are being taken by Unified Fund Services and the Fund's other major service providers. The Advisor believes that the Year 2000 Issue will not have a material impact on its ability to continue to fulfill its duties as Advisor to the Fund.

Certain Fundamental Policies

The Fund may (i) borrow money from banks to the extent permitted under the Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets; (ii) not invest more than 5% of the value of its total assets in the securities of any one issuer (except securities of the U.S. Government or any instrumentality thereof); and (iii) not invest 25% or more of its total assets in any single industry. This paragraph describes fundamental policies of the Fund which cannot be changed without approval by the holders of a majority (as defined in the Act) of the Fund's outstanding voting shares. See "Investment Objectives, Policies and Risks - Fundamental Investment Policies and Restrictions" in the Fund's Statement of Additional Information.

Certain Additional Non-Fundamental Policies

The Fund may pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings; See "Investment Objectives, Policies and Risks - Fundamental Investment Policies and Restrictions" in the Fund's Statement of Additional Information.

Investment Considerations

The Fund will not seek to realize profits by anticipating short-term market movements. When market conditions permit, the Fund generally intends to retain securities for at least the statutory long-term capital gain period. The annual portfolio turnover rate indicates the rate of change in the Fund's portfolio; for instance, a rate of 100% would result if all the securities in the portfolio at the beginning of an annual period had been replaced by the end of the period. While the rate of portfolio turnover will not be a limiting factor when management deems changes appropriate, it is anticipated that, in view of the Fund's investment objectives, its annual portfolio turnover rate generally should not exceed 50%. When extraordinary market conditions prevail, a higher turnover rate and increased brokerage expenses may be expected.

Changes In Investment Policies

Unless otherwise noted, the foregoing investment policies are not fundamental and the Fund's Board of Trustees may change such policies without the vote of a majority of the Fund's outstanding voting securities. The Board will not change the Fund's investment objectives of seeking to produce capital growth and current income without such a vote. A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information.


MANAGEMENT SERVICES

The Manager

The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and Labrador Investment Advisors, Inc., (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund. The address of the Manager is 2344 Corte De La Jara, Pleasanton, California 94566. The Manager has no previous experience in advising a mutual fund.

The Manager was founded in September 1997 by Peter Allen Schuh and
Allen John Schuh. Peter Allen Schuh, the Chairman of the Board, President, Secretary and Treasurer of the Fund, is the Chairman of the Board and President of the Manager. Peter Allen Schuh is a co-portfolio manager of the Fund. Peter Allen Schuh holds a B.S. degree from California Polytechnic State University, San Luis Obispo. He has co-authored several articles dealing with decision theory. Peter Allen Schuh worked at Merrill Lynch before starting Labrador Investment Advisors, Inc.

Allen John Schuh, the Vice-President of the Fund, is also the Vice-
President of the Manager and co-portfolio manager of the Fund. Allen John Schuh is currently a professor in the Department of Management and Finance at the California State University at Hayward. Allen John Schuh holds an A.B. degree from San Diego State University, a M.A. degree from the University of California, Berkeley, and a Ph.D. from The Ohio State University. Allen John Schuh has authored several dozen articles and papers dealing with decision theory, investing and related management issues. He has a management textbook in its fourth edition. His previous experience was with the accounting firm Ernst & Ernst, active duty with the United States Navy, and Lecturer at Old Dominion University. He has had many consulting assignments in his 30 year professional career. Professional memberships include; The Academy of Management, The Institute for Operations Research and The Management Sciences, The American Psychological Association, and The American Psychological Society.

Peter Allen Schuh, the Chairman and President of the Fund, is also the President of an Internet company named "Abridging, Inc." Abridging, Inc., will be paid by Labrador Investment Advisors, Inc., for Internet related servicing, including, but not limited to: web site development, web site maintenance, hosting, and advertising. Advertising may be purchased through Abridging, Inc., or in connection with Abridging, Inc., and any outside vendor in which Abridging, Inc., has an advertising contract. No fees will be charged to the Fund from any such services.

Management Fees

Under the terms of the Management Agreement, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 1.50% of the Fund's average daily net assets.

Based on estimated expenses for the current fiscal year. The Manager has undertaken, until such time as it gives investors 60 days notice to the contrary, to waive its investment advisory fee to the extent Total Fund Operating Expenses (other than interest, taxes, brokerage fees incurred by purchasing and selling portfolio securities, and extraordinary items) exceed 2.40%.

Expenses

All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the Manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of trustees of the Fund, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

Portfolio Transactions

The Management Agreement recognizes that in the purchase and sale of portfolio securities, the Manager will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager. The use of brokers who provide investment and market research and securities and economic analysis may result in higher brokerage charges than the use of brokers selected on the basis of the most favorable brokerage commission rates. Research and analysis received may be useful to the Manager in connection with its services to the Fund.

In over-the-counter markets, orders are placed with responsible primary market makers unless a more favorable execution or price is believed to be obtainable.

Consistent with these considerations, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

Custodian And Transfer Agent

Star Bank, N.A., 425 Walnut Street, M.L.  6118, P.O. Box 1118,
Cincinnati, Ohio 45201-1118 is the Fund's custodian. Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204, is the Fund's transfer agent and dividend disbursing agent (the "Transfer Agent").


HOW TO INVEST IN THE FUND

Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,500 ($1,500 for qualified retirement accounts and Automatic Investment Plan) and minimum subsequent investments of $75. Management may reduce the minimum account requirement for "special circumstances". "Special circumstances" will be reviewed by the Manager. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemption. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Purchase Of Fund Shares With Compatible Securities

At the discretion of the Manager, an investor may submit securities in exchange for Labrador Mutual Fund shares, provided the stocks submitted meet all of the criteria of the Fund's portfolio at that time. Prior approval of such exchange is required.


Initial Purchase

By Mail

You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it together with a check (subject to the above minimum amounts) made payable to the Labrador Mutual Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail:						Overnight:

Labrador Mutual Fund				Labrador Mutual Fund
c/o Unified Fund Services, Inc.,		c/o Unified Fund Services, Inc.,
P.O. Box 6110					431 N. Pennsylvania Street
Indianapolis, Indiana 46204-6110		Indianapolis, Indiana  46204

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

By Wire

You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-494-6882 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application by facsimile. Then, you should provide your bank with the following information for purposes of wiring your investment:

Star Bank, N.A. Cinti/Trust
ABA # 0420-0001-3
Attn: Labrador Mutual Fund
D.D.A. #488919960
Account Name _________________________________  (write in shareholder name)
For the Account # _____________________________ (write in Labrador Mutual Fund account number)

You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

You may purchase additional shares of the Fund at any time (minimum investment $75) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the Labrador Mutual Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic
Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. An initial investment of $1,500 is required. Subsequent investments will be made monthly to allow dollar-cost averaging by automatically deducting a minimum of $75 from your bank checking account. You may change the amount of your monthly purchase at any time.

Purchases Through Processing Organizations

Shares of the Fund may also be purchased through a "Processing
Organization," which is a broker-dealer, bank or other financial institution that purchases shares for its customers. When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. Such shares may be transferred into the investor's name following procedures established by the Processing Organization and the Transfer Agent. The minimum initial and subsequent investments in the Fund for shareholders who invest through a Processing Organization generally will be set by the Processing Organization. Processing Organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Certain Processing Organizations may receive compensation from the Manager pursuant to the Fund's Distribution and Shareholder Servicing Plan. An investor contemplating investing with the Fund through a Processing Organization should read materials provided by the Processing Organization in conjunction with this Prospectus.

Net Asset Value

Shares of the Fund are sold on a continuous basis. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Fund's Board of Trustees. The net asset value per share of the Fund is computed by dividing the value of the Fund's net assets, (minus its liabilities), by the total number of shares of the Fund outstanding. Purchases of Fund shares will be made in full and fractional shares of the Fund calculated to three decimal places.

Tax Sheltered Retirement Plans

Since the Fund is oriented to longer term investments, the Fund may be a particularly appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian.
The Manager may from time to time reimburse the shareholders for the yearly custodial fee. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. The Fund will not be held accountable for any losses resulting from such bad check writing. The Fund Manager will bear any loss that is not covered by the responsible shareholder.

How To Redeem Shares

All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is a $15 charge for wire redemptions. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

By Mail

You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

Labrador Mutual Fund
c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana  46204

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered shareowner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Transfer Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By  Telephone

You may redeem any part of your account in the Fund by calling the Transfer Agent at 800-494-6882. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information

If you are not certain of the requirements for a redemption please call the Transfer Agent at 800-494-6882. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays Unified Management Corporation a shareholder servicing and distribution fee at the annual rate of .25% of the average daily net assets of the Fund. Such fee will be used in its entirety by Unified Management Corporation to make payments for administration, shareholder services and distribution assistance, including, but not limited to (i) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to Unified Management Corporation under the Plan are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from Unified Management Corporation under the Plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends are automatically reinvested in additional Fund shares at net asset value, unless the shareholder has elected to receive payment in cash. All expenses are accrued daily and deducted before declaration of dividends to investors.

Dividends derived from net investment income, together with distributions from net realized short-term securities gains, paid by the Fund will be taxable to U.S. shareholders as ordinary income for Federal income tax purposes. Distributions from net realized long-term securities gains of the Fund will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes. Dividends and distributions also may be subject to state and local taxes. The Fund's distributions are taxable in the year paid, regardless of whether they are received in cash or reinvested in additional shares of the Fund, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.

Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distributions from securities gains, if any, paid during the year.


An investor's redemption of Fund shares may result in a taxable gain or loss, depending upon whether the redemption proceeds payable to such investor are more or less than his adjusted tax basis for his redeemed shares.

Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

The Fund intends to qualify as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for a 4% Federal excise tax on undistributed income.

All investors should consult their tax advisers regarding specific questions as to Federal, state or local taxes.


DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


The Fund is a Delaware Business Trust established under a Declaration of Trust (as amended) dated February 22, 1998. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.0001 par value, issued in separate series. Each share of each series represents an equal proportionate interest in that series with each other share of that series.

The assets of the Fund received for the issue or sale of the shares of each fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Fund. If a series was unable to meet its obligations, the assets of only that series, and no other series, will be available to creditors for that purpose. General liabilities, expenses, costs, charges or reserves which are not readily identifiable as belonging to any particular series shall be allocated and charged by the Trustees between or among any one or more of the series in such manner as the Trustees deem fair and equitable. In the event of the dissolution or liquidation of the Fund or any series, the holders of the shares of any series are entitled to ratably receive, as a class, the value of the underlying assets of such shares available for distribution to shareholders. However, the payment to the holders may be reduced by any fees, expenses or charges allocated to that series.

Shares of the Fund entitle their holder to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved.

The Trustees of the Fund have the authority to designate additional series and to designate the relative rights and preferences between the different series. There is presently one series so designated. All shares issued and outstanding will be fully paid and nonassessable by the Fund, and redeemable as described in this Statement of Additional Information and in the Prospectus.

The Trust Instrument provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund unless, as to liability to Fund or Fund shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Fund. In the case of settlement, such indemnification will be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust and the Fund, their shareholders, trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and the Fund itself was unable to meet its obligations.

GENERAL INFORMATION


In order to provide the initial capital for the Fund, Labrador
Investment Advisors, Inc., has purchased a total of 10,000 shares of the Fund at $10.00 per share for an aggregate purchase price of $100,000. As long as Labrador Investment Advisors, Inc., owns more than 25% of the Fund's shares, it will be deemed to be in "control" of the Fund as that term is defined in the 1940 Act.

No meetings of shareholders of the Fund will be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Under the Fund's Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when required in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.


SHAREHOLDER INQUIRIES


Shareholder inquiries may be made by writing to the Transfer Agent at Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204, or by calling 800-494-6882.




LABRADOR MUTUAL FUND

Not FDIC Insured.

Shareholder Services
800-494-6882

Additional Information may be found on the Internet at:
http://www.labradorfund.com

Investment Manager
Labrador Investment Advisors, Inc.
2344 Corte De La Jara
Pleasanton, California 94566

Transfer Agent
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

Portfolio Securities Custodian
Star Bank, N.A.
P.O. Box 1118
Cincinnati, Ohio 45201-1118

Distributor
Unified Management Corporation
431 N. Pennsylvania Street
Indianapolis, IN 46204

Independent Accountant
Marie Jones, CPA
19437 Burgundy Way
Saratoga, California 95070





LABRADOR MUTUAL FUND
STATEMENT OF ADDITIONAL INFORMATION


October 8, 1998


         This Statement of Additional Information, which is not a prospectus, expands upon and supplements the information contained in the current Prospectus of Labrador Mutual Fund (the "Trust") dated October 8, 1998. The Trust is set up as a series trust under the Laws of the State of Delaware. The similarly named Labrador Mutual Fund, (the "Fund") which is a series of the Trust was created on November 13, 1997 as amended February 22, 1998. The Statement of Additional Information should be read in conjunction with the Prospectus, which may be obtained without charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.


         Labrador Investment Advisors, Inc. (the "Manager") is the Fund's investment manager.





TABLE OF CONTENTS

Subject                                     Page

Investment Objectives, Policies and Risks

Certain Portfolio Securities

Trustees and Officers

Management

Distribution and Shareholder Servicing Plan

Redemption of Fund Shares

Valuation

General Information



INVESTMENT OBJECTIVES, POLICIES AND RISKS


         The investment objectives, policies and risks of the Fund are described in the Fund's Prospectus under the heading "Investment Objective, Policies and Risks". In addition to its investment objectives of seeking to produce capital growth and current income, the Fund has adopted the following fundamental investment policies and restrictions. These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS


The Fund may not:

         1. Purchase or retain any securities of an issuer if any of the officers or Trustees of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         2.  Invest in commodities.

         3. Purchase, hold or deal in real estate, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

         4. Borrow money from banks, except to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow an amount up to 33-1/3% of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options shall not constitute borrowing.

         5.  Make loans to others.

         6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

         7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

         8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options.

         9. Invest 25% or more of the value of its total assets in any one industry.

         10. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

         11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options, and collateral and initial or variation margin arrangements with respect to options.

         12.  Engage in short sales of securities.

         13. Invest in securities of foreign issuers (whether directly or through American Depository Receipts).

         14. Purchase securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition, and provided that any such purchase is permitted under the 1940 Act.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction, except for the borrowing policies.

         The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of the Fund's shares in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.


CERTAIN PORTFOLIO SECURITIES


MONEY MARKET INSTRUMENTS

         The Fund may invest, in the circumstances described under "Investment Objectives, Policies and Risks," in the following types of money market instruments.

U.S. GOVERNMENT SECURITIES - The Fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrower from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

BANK OBLIGATIONS - The Fund may invest in bank obligations, including certificates of deposit, time deposits and other short-term obligations of banks, savings and loan associations and other banking institutions.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.
Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association
Insurance Fund administered by the Federal Deposit Insurance Corporation.


TRUSTEES AND OFFICERS


         Trustees and officers of the Fund, together with their ages and information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


Daniel Thomas Burke (27)        Trustee of the Fund; Chairman
834 Vallejo Street              of Re-Think Technology, (a San
San Francisco, California 94133 Francisco based ergonomic and occupational safety design and
                                manufacturing company).  Marketing
                                Manager at International Micro-
                                Computer Software Incorporated.

Allen John Schuh* (56)          Trustee, Vice-President of the
2344 Corte De La Jara           Fund; Vice-President of Labrador
Pleasanton, California 94566    Investment Advisors, Inc.;
                                Professor in the Department of
                                Management and Finance at the
                                California State University at
                                Hayward.

Peter Allen Schuh* (25)         Trustee, Chairman of the Board,
2344 Corte De La Jara           President, and Secretary of the
Pleasanton, California 94566    Fund; Chairman, Labrador
                                Investment Advisors, Inc.;
                                President of Abridging, Inc.;
                                Previously at Merrill Lynch,
                                Pierce, Fenner & Smith.

Leandro Vera (26)               Trustee of the Fund; Senior
5117 Glentree Drive             Consultant with IBM Global
San Jose, California 95129      Services, previously with both
                                Coopers and Lybrand, L.L.P,;
                                and Deloitte and Touche Consulting
                                Group.


         For so long as the Plan described in the section captioned "Distribution and Shareholder Servicing Plan" remains in effect, the Fund's Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Fund.


COMPENSATION TABLE


Currently the Fund complex only consists of the Fund itself.


Name of Person,           Aggregate                Total Compensation
Position               Compensation From       From Registrant and Fund
                         Registrant           Complex Paid to Directors


Daniel T.                  375                                   375*
Burke
Trustee

Allen J.                     0                                     0
Schuh
Trustee,
Vice-
President

Peter A.                     0                                     0
Schuh,
Trustee,
Chairman,
President,
Secretary

Leandro                    375                                    375*
Vera
Trustee

* The Fund typically pays its Trustees an annual retainer fee and reimburses them for their Board meeting expenses. The estimated aggregate amount of compensation paid to each Director by the Fund for the fiscal year ending December 31, 1998.



MANAGEMENT


         The following information supplements, and should be read in conjunction with, the section in the Fund's Prospectus entitled
"Management Services."

         Under the Management Agreement dated July 31, 1998, subject to the control of the Board of Trustees, Labrador Investment Advisors, Inc., (the "Manager"), manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Fund provides the Manager with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations.

         Pursuant to an undertaking to a state securities administrator, the Management Fee of the Manager will be reduced in the amount, if any, by which total expenses, including the management fee, but excluding interest, taxes, brokerage commissions, redemption fees, distribution fees and certain extraordinary expenses, exceed 2-1/2% of the first $30,000,000 of average net assets, 2% of the next $70,000,000 and 1-1/2% thereafter.

         After the first two years, the Management Agreement is subject to annual approval by (i) the Fund's Board of Trustees or (ii) majority vote of the outstanding voting securities (as defined in the 1940 Act): The majority is the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. In either event the continuance must be approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Board of Trustees, including a majority of the Trustees who are not "interested persons" of any party to the Agreement, approved the Agreement at a meeting held on July 31, 1998. The Agreement is terminable on 60 days' notice, by the Fund's Board of Trustees or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. As to the Fund, the Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Manager is a California corporation incorporated in 1997. Peter Allen Schuh is the Chief Executive Officer of the Manager. Allen John Schuh is the Vice-President of the Manager.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


         The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"Distribution and Shareholder Servicing Plan."

         Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Trustees have adopted such a plan (the "Plan"). The Fund's Trustees believe that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

         A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. In addition, the Plan provides that it may not be amended to increase materially the costs which shareholders may bear pursuant to the Plan without approval of such shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or in the related Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and related agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was approved by the Trustees and by Labrador Investment Advisors, Inc., as sole shareholder of the Fund, on October 7, 1998. The Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the Plan agreements or by vote of holders of a majority of the Fund's shares. A Plan agreement is terminable, without penalty, at any time, by such vote of the Trustees, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Fund's shares. A Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


REDEMPTION OF FUND SHARES


         The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the New York Stock Exchange during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Payment may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.


VALUATION


         The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Buy Shares."

         Portfolio securities, including covered call and put options written by the Fund, and call or put options purchased by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Short-term investments (i.e., with maturities of 60 days or less) are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

UNDERWRITERS

         Unified Management Corporation, Inc. 431 North Pennsylvania Street, Indianapolis, Indiana 46204 will serve as the Fund's Underwriter. The offering will be continuous. Compensation will be paid by the Fund to Unified Management Corporation in an amount not greater than .25% of Fund assets.


INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV


Where:            P        =      a hypothetical $1,000 initial investment
                  T        =      average annual total return
                  n        =      number of years
                  ERV      =      ending redeemable value at the end of the
                                  applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         From time to time the Fund advertises its "total return" and "average annual total return". These figures are based on historical earnings and are not intended to indicate future performance. The "total return" shows what an investment in shares of the Fund would have earned over a specified period of time (for example, one and five year periods or since inception), and assuming that all distributions and dividends paid by the Fund were reinvested on their investment dates during the period. The "average annual total return" is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period; i.e., the average annual compound rate of return.

         From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's shares, the Lipper analysis assumes investment of all dividends and distributions paid. The Fund may also refer in advertisements or in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance.

FINANCIAL STATEMENTS

The following Statement of Assets and Liabilities dated July 29, 1998 was audited by Marie Jones, CPA.

To The Shareholders and Trustees
Labrador Mutual Fund:

I have audited the accompanying statement of assets and liabilities of Labrador Mutual Fund as of July 29, 1998. This financial statement is the responsibility of the Company's management. My responsibility is to express an opinion on this financial statement based upon my audit.

I conducted the audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. These procedures included confirmation of cash held by the custodian as of July 29, 1998, by correspondence with the custodian. I believe that the audit of the statement of assets and liabilities provides a reasonable basis for my opinion.

In my opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Labrador Mutual Fund as of July 29, 1998, in conformity with generally accepted accounting principles.



Marie Jones CPA

Saratoga, California
July 29, 1998


STATEMENT OF ASSETS AND LIABILITIES

July 29, 1998

                                                   LABRADOR MUTUAL FUND

ASSETS:
  Cash in Bank                                                 $100,000

  Total Assets                                                 $100,000

NET ASSETS                                                     $100,000

NET ASSETS CONSIST OF:
  Capital Paid In                                              $100,000

OUTSTANDING SHARES
  Indefinite Number of Shares of
  Beneficial Interest Authorized
  With Par Value of $.0001 Per Share                            $10,000

NET ASSET VALUE PER SHARE                                           $10

OFFERING PRICE PER SHARE                                            $10

LABRADOR MUTUAL FUND



NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

 The Labrador Mutual Fund (the "Trust") was organized as a business trust under the laws of the state of Delaware on November 13, 1997, as amended February 22, 1998. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.0001 per share. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are freely transferable. The Labrador Mutual Fund is an open-end diversified portfolio of the Trust.

  The Trust uses an independent administrator, transfer agent, and dividend paying agent. No transactions other than those relating to organizational matters and the sale of 10,000 shares of Labrador Mutual Fund has taken place to date.

2. RELATED PARTY TRANSACTIONS

  In order to provide the initial capital for the Fund, Labrador Investment Advisors, Inc. has purchased a total of 10,000 shares of the Fund at $10.00 per share for an aggregate purchase price of $100,000. As long as Labrador Investment Advisors, Inc., owns more than 25% of the Fund's shares, it will be deemed to be in "control" of the Fund as that term is defined in the 1940 Act.

  Pursuant to a Management Agreement between the Fund and Labrador Investment Advisors, Inc., (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

  Under the terms of the Management Agreement, the Fund has agreed to pay the Manager a management fee at the annual rate of 1.50% of the Fund's average daily net assets

  All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the Manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), cost of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

  The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.40% of average annual net assets of the Fund, except that the amount of such fee waiver shall not exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

3. CAPITAL STOCK AND DISTRIBUTION
  On July 31, 1998 an indefinite number of shares were authorized and paid-in capital amounted to $100,000 for Labrador Mutual Fund. Transactions in capital stock were as follows:


LABRADOR MUTUAL FUND

                                                              -------------
Shares sold.................................................     10,000
        Shares redeemed.....................................        -0-
                                                              -------------
        Net increase........................................     10,000
        Shares outstanding:
          Beginning of period...............................        -0-
                                                              -------------
          End of period.....................................     10,000
                                                              -------------

GENERAL INFORMATION


         TRANSFER AGENT. Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204.

         CUSTODIAN. Star Bank, N.A., 425 Walnut Street, M.L.6118, Sixth Floor, Cincinnati, Ohio 45202 serves as custodian of the Fund.

         DISTRIBUTOR. Unified Management Corporation, 431 N. Pennsylvania Street, Indianapolis, IN 46204.

         AUDITOR. Marie Jones, C.P.A., independent auditor, has been selected as the auditor of the Fund. The business address is 19437 Burgundy Way, Saratoga, California 95070.